Subsequent Events (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	May 09, 2022	Apr. 14, 2022	Jan. 05, 2022	Dec. 20, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Subsequent Event [Line Items]
Share price							$ 0.83
Net proceeds from issuance of common stock					$ 2,913,750		$ 18,648,934
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			31,500						156,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.25		$ 4.11		$ 3.93		$ 0.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			6 months
Comon stock acquired value					$ 2,913,750		$ 18,648,934
IPO [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued in transaction			630,000
Share price			$ 5.00
Gross proceeds			$ 3,150,000
Net proceeds from issuance of common stock			24,150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							210,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.25
Share issued price per shares				$ 5.00
Comon stock acquired value				$ 21,000,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds			2,913,750
Net proceeds from issuance of common stock			21,562,684
Payment of stock issuance cost			$ 243,275
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			31,500
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			6 months
Restricted stock issued		26,315
Share issued price per shares		$ 1.90
Common stock value		$ 50,000
Comon stock acquired value	$ 1,000,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued in transaction			630,000
Share price			$ 5.00
Gross proceeds			$ 3,150,000
Net proceeds from issuance of common stock			24,150,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds			2,913,750
Net proceeds from issuance of common stock			21,562,684
Payment of stock issuance cost			$ 243,275